REVENUES	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
REVENUES

NOTE 7 - REVENUES:

Revenue streams:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024

Precision metal parts:
Revenues from sales of precision metal parts	979	1,047	2,332	2,231
Smart Carts:
Revenues from smart carts project	181	97	375	153
Total	1,160	1,144	2,707	2,384